Plant Closure and Assets Held for Sale (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Prepaid expenses and other current assets
Plant Closure
Land and building held for sale	$ 7.2
Oakland, California box plant | Shutdown
Plant Closure
Closure charges	10.2
Additional closure charges - write-off of impaired property, plant and equipment	6.0
Closure charges - severance and other employee costs	1.5
Closure charges - facility carrying costs	1.7
Closure charges - write-off of impaired inventory	$ 1.0